FORM 13F COVER PAGE

Report for Calendar Year or Quarter ended:	June 30, 2004

Check here if Amendment [  ] ; Amendment Number:
This Amendment (Check only one.):  [  ]  is a restatement
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Wafra Investment Advisory Group, Inc.
Address:	345 Park Avenue, 41st Floor
		New York, NY  10154

13F File number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that al information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered internal parts of this form.

Person signing this report on behalf of Reporting Manager:
Name:		Anthony G. Barbuto
Title:		Chief Financial Officer
Phone:		212-759-3700
Signature, Place, and Date of Signing:

Anthony G. Barbuto New York, NY, June 30, 2004

Report Type (Check only one)
[X]	13F Holding Report
[  ]	13F Notice
[  ]	13F Combination Report.

List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		93

Form 13F Information Value Total:		$483,835

List of Other Managers Included:			0



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FORM 13F                                                  (SEC USE ONLY)

6/30/2004

Name of Reporting Manager

Item 6:                                           Item 8:
              Item 1:                     Item 2:   Item 3:       Item 4:      Item 5:
Investment Discretion                   Item 7:     Voting Authority Shares
                                          Title                    Fair       Shares of
(a) Sole  (b) Shared- (c) Shared-     Managers
          Name of Issuer                 of Class  Cusip No.    Market Value  Principal
As Defined    Other      See Instr. V  (a) Sole(b) Share(c) None

in Instr. V

3M Co.                           (MMM)      COM   88579Y101        $9,217,024    102,400
X                               Wafra Investmen   X
A T & T Corp.                    (T)        COM   001957505          $357,265     24,420
X                              Wafra Investment   X
A T & T Wireless Group           (AWE)      COM   00209A106          $561,788     39,231
X                               Wafra Investmen   X
Activision Inc.                  (ATVI)     COM   004930202          $166,950     10,500
X                               Wafra Investmen   X
Aflac Inc.                       (AFL)      COM   001055102        $6,194,958    151,800
X                               Wafra Investmen   X
Altria Group Inc                 (MO)       COM   02209S103        $6,806,800    136,000
X                              Wafra Investment   X
American Express Company         (AXP)      COM   025816109        $8,773,135    170,750
X                              Wafra Investment   X
American International Group     (AIG)      COM   026874107       $10,847,889    152,187
X                               Wafra Investmen   X
Amgen Inc.                       (AMGN)     COM   031162100        $7,227,797    132,450
X                              Wafra Investment   X
Anadarko Petroleum Corp          (APC)      COM   032511107        $3,094,080     52,800
X                               Wafra Investmen   X
Apache Corp.                     (APA)      COM   037411105        $6,112,852    140,364
X                               Wafra Investmen   X
Applebee's Intl Inc.             (APPB)     COM   037899101          $300,411     13,050
X                               Wafra Investmen   X
Applied Materials Inc.           (AMAT)     COM   038222105        $6,426,531    327,550
X                              Wafra Investment   X
Bank of America Corp.            (BAC)      COM   060505104        $6,278,804     74,200
X                              Wafra Investment   X
Bed Bath & Beyond Inc            (BBBY)     COM   075896100        $5,396,458    140,350
X                               Wafra Investmen   X
Best Buy Co.                     (BBY)      COM   086516101        $5,505,290    108,500
X                              Wafra Investment   X
Boston Scientific Corp           (BSX)      COM   101137107        $2,512,360     58,700
X                               Wafra Investmen   X
C.H. Robison Worlwide Inc.       (CHRW)     COM   12541W100          $497,364     10,850
X                               Wafra Investmen   X
CVS Corp.                        (CVS)      COM   126650100        $5,790,356    137,800
X                               Wafra Investmen   X
Capital One Financial Corp.      (COF)      COM   14040H105        $5,470,400     80,000
X                               Wafra Investmen   X
Caterpillar Inc.                 (CAT)      COM   149123101        $6,228,096     78,400
X                               Wafra Investmen   X
Cendant Corp.                    (CD)       COM   151313103        $6,844,608    279,600
X                               Wafra Investmen   X
Centurytel Inc.                  (CTL)      COM   156700106        $2,721,624     90,600
X                               Wafra Investmen   X
Cinergy                          (CIN)      COM   172474108        $4,668,300    122,850
X                               Wafra Investmen   X
Cisco Systems Inc.               (CSCO)     COM   17275R102       $11,991,015    505,950
X                               Wafra Investmen   X
Citigroup Inc                    (C)        COM   172967101       $14,949,750    321,500
X                              Wafra Investment   X
Coach Inc.                       (COH)      COM   189754104          $677,850     15,000
X                              Wafra Investment   X
Coca-Cola Company                (KO)       COM   191216100        $3,089,376     61,200
X                              Wafra Investment   X
Cypress Semiconductor Corp.      (CY)       COM   232806109          $248,325     17,500
X                               Wafra Investmen   X
Deere & Co                       (DE)       COM   244199105        $4,804,590     68,500
X                               Wafra Investmen   X
Dell Inc                         (DELL)     COM   24702R101        $7,608,168    212,400
X                               Wafra Investmen   X
Dominion Resources               (D)        COM   25746U109        $4,954,934     78,550
X                               Wafra Investmen   X
Donaldson Co. Inc.               (DCI)      COM   257651109          $363,320     12,400
X                              Wafra Investment   X
Dow Chemical                     (DOW)      COM   260543103        $6,756,200    166,000
X                               Wafra Investmen   X
EMC Corp/Mass                    (EMC)      COM   268648102          $840,180     73,700
X                               Wafra Investmen   X
Estee Lauder Companies -CL A     (EL)       COM   518439104        $4,682,880     96,000
X                               Wafra Investmen   X
Exxon Mobil Corporation          (XOM)      COM   30231G102       $17,332,335    390,280
X                               Wafra Investmen   X
Forest Laboratories              (FRX)      COM   345838106        $4,932,473     87,100
X                               Wafra Investmen   X
Gallagher & Co.                  (AJG)      COM   363576109          $310,590     10,200
X                               Wafra Investmen   X
Gannett Co.                      (GCI)      COM   364730101        $3,707,945     43,700
X                               Wafra Investmen   X
Gap Inc.                         (GPS)      COM   364760108        $7,616,925    314,100
X                               Wafra Investmen   X
General Electric Co.             (GE)       COM   369604103       $16,063,920    495,800
X                               Wafra Investmen   X
Gilead Sciences Inc              (GILD)     COM   375558103        $6,257,800     93,400
X                               Wafra Investmen   X
Glaxosmithkline Plc              (GSK)      COM   37733W105        $1,140,150     27,500
X                               Wafra Investmen   X
HPL Technologies (restr cert)    (HPLA)     COM   40426C105           $76,618    107,913
X                               Wafra Investmen   X
Harley-Davidson Inc.             (HDI)      COM   412822108        $4,682,664     75,600
X                              Wafra Investment   X
Home Depot Inc.                  (HD)       COM   437076102        $7,386,720    209,850
X                               Wafra Investmen   X
Ingersoll-Rand Co.               (IR)       COM   G4776G101        $5,854,167     85,700
X                               Wafra Investmen   X
Int'l Business Machines Corp.    (IBM)      COM   459200101        $6,778,735     76,900
X                               Wafra Investmen   X
Intel Corp.                      (INTC)     COM   458140100       $11,992,200    434,500
X                              Wafra Investment   X
Johnson & Johnson                (JNJ)      COM   478160104       $10,009,290    179,700
X                              Wafra Investment   X
Lam Research Corp.               (LRCX)     COM   512807108          $452,920     16,900
X                               Wafra Investmen   X
Linear Technology Corp           (LLTC)     COM   535678106        $2,920,780     74,000
X                              Wafra Investment   X
Lowe's Companies                 (LOW)      COM   548661107        $6,894,560    131,200
X                               Wafra Investmen   X
MBNA Corp.                       (KRB)      COM   55262L100        $6,125,125    237,500
X                               Wafra Investmen   X
Marsh & McLennan Co.             (MMC)      COM   571748102        $5,320,805    117,250
X                               Wafra Investmen   X
Masco                            (MAS)      COM   574599106        $6,329,540    203,000
X                              Wafra Investment   X
Medtronics Inc.                  (MDT)      COM   585055106        $7,025,424    144,200
X                              Wafra Investment   X
Merck & Co. Inc.                 (MRK)      COM   589331107        $2,417,750     50,900
X                               Wafra Investmen   X
Microchip Tech.                  (MCHP)     COM   595017104          $555,104     17,600
X                              Wafra Investment   X
Microsoft Corp.                  (MSFT)     COM   594918104       $16,204,944    567,400
X                               Wafra Investmen   X
Morgan Stanley                   (MWD)      COM   617446448        $7,126,589    135,050
X                               Wafra Investmen   X
Nike Inc.                        (NKE)      COM   654106103        $6,874,313     90,750
X                               Wafra Investmen   X
North Fork Bank                  (NFB)      COM   659424105        $3,757,438     98,750
X                               Wafra Investmen   X
Pacific Sun Wear of California   (PSUN)     COM   694873100          $215,490     11,000
X                               Wafra Investmen   X
Pepsico Inc.                     (PEP)      COM   713448108        $4,849,200     90,000
X                               Wafra Investmen   X
Petsmart Inc.                    (PETM)     COM   716768106          $477,015     14,700
X                               Wafra Investmen   X
Pfizer Inc.                      (PFE)      COM   717081103       $14,962,363    436,475
X                               Wafra Investmen   X
Procter & Gamble Co              (PG)       COM   742718109        $8,710,400    160,000
X                               Wafra Investmen   X
Prudential Financial Inc.        (PRU)      COM   744320102        $6,357,096    136,800
X                               Wafra Investmen   X
Qualcomm Inc.                    (QCOM)     COM   747525103        $6,290,876     86,200
X                               Wafra Investmen   X
Quest Diagnostics Inc.           (DGX)      COM   74834L100        $1,495,120     17,600
X                               Wafra Investmen   X
SBC Communications Inc.          (SBC)      COM   78387G103        $5,150,700    212,400
X                               Wafra Investmen   X
Sandisk Corp.                    (SNDK)     COM   80004C101          $281,970     13,000
X                               Wafra Investmen   X
Sealed Air                       (SEE)      COM   81211K100        $4,780,983     89,750
X                               Wafra Investmen   X
Sei Investments Company          (SEIC)     COM   784117103          $333,960     11,500
X                               Wafra Investmen   X
Skyworks Solutions Inc.          (SWKS)     COM   83088M102          $102,141     11,700
X                               Wafra Investmen   X
Southwest Airlines               (LUV)      COM   844741108        $1,970,810    117,520
X                               Wafra Investmen   X
Sprint Corp (Fon Group)          (FON)      COM   852061100          $838,640     47,650
X                               Wafra Investmen   X
Symantec Corp.                   (SYMC)     COM   871503108        $2,889,480     66,000
X                               Wafra Investmen   X
Sysco Corp.                      (SYY)      COM   871829107        $5,247,781    146,300
X                               Wafra Investmen   X
Texas Instruments                (TXN)      COM   882508104        $6,615,648    273,600
X                               Wafra Investmen   X
Textron Inc.                     (TXT)      COM   883203101        $5,228,735     88,100
X                               Wafra Investmen   X
Valero Energy Corp               (VLO)      COM   91913Y100        $2,950,400     40,000
X                               Wafra Investmen   X
Verizon Communications           (VZ)       COM   92343V104        $5,775,345    159,584
X                               Wafra Investmen   X
Viacom Inc 'B'                   (VIA/B)    COM   925524308        $4,841,846    135,550
X                               Wafra Investmen   X
Wal-Mart Stores Inc.             (WMT)      COM   931142103       $12,100,506    229,350
X                               Wafra Investmen   X
Wellpoint Health Networks        (WLP)      COM   94973H108        $8,535,162     76,200
X                               Wafra Investmen   X
Wells Fargo Company              (WFC)      COM   949746101        $9,050,925    158,150
X                               Wafra Investmen   X
Weyerhaeuser Co.                 (WY)       COM   962166104        $5,747,076     91,050
X                               Wafra Investmen   X
Williams-Sonoma Inc.             (WSM)      COM   969904101          $395,520     12,000
X                               Wafra Investmen   X
XTO Energy Inc                   (XTO)      COM   98385X106          $459,243     15,416
X                               Wafra Investmen   X
Xilinx                           (XLNX)     COM   983919101        $2,065,220     62,000
X                               Wafra Investmen   X
Column Total                                                     $483,835,200 11,790,390










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